COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of maturity lease commitments

For the year ended June 30,	Operating lease
2023	$41,988
2024	7,958
Total	$49,946